Other commitments	12 Months Ended
Dec. 31, 2022
Other commitments
Other commitments

31.Other commitments

31.1.   Capital commitments

There are no commitments related to capital expenditures at the closing date.

31.2.   Lease expenses

The lease expense recognized in the income statement related to low-value leases and short-term leases amounts to:

	For the year ended December 31
(in EUR 000)	2022	2021	2020
Expense	240	75	89
Total	240	75	89

31.3.   Other commitments

The Company has granted in 2022 an amount of €0.5 million towards the Educational Grant with SMR Holding UG (Dr. Sommers) for the period starting on January 1, 2023 until December 31, 2024. The first installment of €250,000 will be paid by the Company in January 2023, the second installment of €250,000 is due in January 2024.